OMB APPROVAL

OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/11
* Funds included are: Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Equity Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco Global Health Care Fund, Invesco International Total Return Fund, Invesco Pacific Growth Fund, Invesco Small Companies Fund and Invesco Van Kampen Global Tactical Asset Allocation Fund.

Item 1. Schedule of Investments.

Invesco Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	IBRA-QTR-1 07/11	Invesco Advisers, Inc.

Consolidated Schedule of Investments
July 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills—5.14%
0.12%, 01/26/12(a)(b) (Cost $65,960,325)	$66,000,000	$65,951,997

	Shares

Exchange Traded Fund—2.89%
PowerShares DB Gold Fund (c) (Cost $31,090,304)	650,500	37,026,460

Money Market Funds—83.11%
Liquid Assets Portfolio-Institutional Class (d)	427,501,469	427,501,469

Premier Portfolio-Institutional Class (d)	427,501,469	427,501,469

STIC (Global Series) PLC — U.S. Dollar Liquidity Portfolio — Institutional Class (d)	210,534,168	210,534,168

Total Money Market Funds (Cost $1,065,537,106)		1,065,537,106

TOTAL INVESTMENTS—91.14% (Cost $1,162,587,735)		1,168,515,563

OTHER ASSETS LESS LIABILITIES—8.86%		113,589,910

NET ASSETS—100.00%		$1,282,105,473

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1E and Note 3.

(c)	Not an affiliate of the Fund or its investment adviser.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Futures Contracts	Contracts	Month	Value	(Depreciation)

Dow Jones Eurostoxx 50	1,390	September-2011	$53,411,278	$(1,977,202)
E-Mini S&P 500 Index	855	September-2011	55,079,100	947,340
Euro Bond Future	636	September-2011	119,140,175	4,765,170
FTSE 100 Index	583	September-2011	55,364,092	386,197
Gold 100 Ounce	644	December-2011	105,049,280	963,758
Hang Seng Index	41	August-2011	5,872,211	22,789
Japan 10 Year Bonds	109	September-2011	200,824,500	1,458,800
LME Copper	354	December-2011	87,112,762	4,029,428
Long Gilt	1,308	September-2011	268,611,211	10,921,779
Russell 2000 Index Mini	560	September-2011	44,548,000	831,141
Topix Tokyo Price Index	603	September-2011	65,877,241	576,863
U.S. Treasury Long Bonds	943	September-2011	120,821,875	3,870,863
WTI Light Sweet Crude Oil	716	January-2012	69,824,320	854,622

Sub-total Futures Contracts			$1,251,536,045	$27,651,548

				Notional
				Amount
Swap Agreements	Counterparty			(000)

Australian 10 Year Bonds	Merrill Lynch	2,620	September-2011	$295,530	$10,024,402
Canada 10 Year Bonds	Goldman Sachs	2,288	September-2011	291,403	8,564,149
Euro Bund	Merrill Lynch	731	September-2011	133,580	5,489,686
Soybean Meal*	Barclays Capital	107,834	December-2011	66,363	(94,318)
U.S. Treasury Long Bonds	Goldman Sachs	143	September-2011	17,675	632,305

Sub-total Swap Agreements				$804,551	$24,616,224

Total					$52,267,772

*	Receive a return equal to Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Balanced-Risk Allocation Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks —The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
E.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Invesco Balanced-Risk Allocation Fund

E.	Swap Agreements — (continued)
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to
Invesco Balanced-Risk Allocation Fund

F. Futures Contracts — (continued)
be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$37,026,460	$—	$—	$37,026,460
Money Market Funds	1,065,537,106	—	—	1,065,537,106
U.S. Treasury Debt Securities	—	65,951,997	—	65,951,997

	$1,102,563,566	$65,951,997	$—	$1,168,515,563

Futures and Swap Agreements*	52,362,090	(94,318)	—	52,267,772

Total Investments	$1,154,925,656	$65,857,679	$—	$1,220,783,335

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Futures Contracts (a)	$5,847,808	$—

Swap Agreements (a)	—	(94,318)

Interest Rate risk
Futures Contracts (a)	21,016,612	—

Swap Agreements (a)	24,710,542	—

Market risk
Futures Contacts (a)	2,764,330	(1,977,202)

Total	$54,339,292	$(2,071,520)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Effect of Derivative Instruments for the nine months ended July 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of Operations
	Futures *	Swap Agreements *

Realized Gain (Loss)
Commodity risk	$44,245,622	$4,304,486
Interest Rate risk	9,745,623	(11,060,165)

Market risk	11,422,234	—

Change in Unrealized Appreciation (Depreciation)
Commodity risk	(12,288,283)	(94,318)
Interest Rate risk	19,201,277	28,191,767

Market risk	(3,495,099)	—

Total	$68,831,374	$21,341,770

*	The average notional value of futures and swap agreements outstanding during the period was $1,134,471,094 and $559,347,130 respectively.
Invesco Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $75,402,905 and $9,457,594, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,801,622
Aggregate unrealized (depreciation) of investment securities	(8,328)

Net unrealized appreciation of investment securities	$5,793,294

Cost of investments for tax purposes is $1,162,722,269.
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity
Strategy Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011
invesco.com/us     BRCS-QTR-1  07/11     Invesco Advisers, Inc.

Consolidated Schedule of Investments
July 31, 2011
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

U.S. Treasury Securities—19.53%
U.S. Treasury Bills (a)	0.17%	08/11/11	$3,505,000	$3,504,806
U.S. Treasury Bills (a)(b)(c)	0.00%	01/26/12	15,000,000	14,989,090
U.S. Treasury Bills (a)(b)(c)	0.12%	01/26/12	6,000,000	5,995,636
U.S. Treasury Bills (a)(c)	0.11%	02/09/12	6,000,000	5,995,100

Total U.S. Treasury Securities (Cost $30,488,723)				30,484,632

		Expiration
		Date
Commodity-Linked Securities—11.40%
Cargill Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3) (Cost $11,413,334)		01/04/12	11,413,334	17,785,575

	Shares
Money Market Funds—65.63%
Liquid Assets Portfolio — Institutional Class (d)	50,923,666	50,923,666
Premier Portfolio — Institutional Class (d)	50,923,666	50,923,666
STIC (Global Series) PLC — U.S. Dollar Liquidity Portfolio — Institutional Class (d)	592,530	592,530

Total Money Market Funds (Cost $102,439,862)		102,439,862

TOTAL INVESTMENTS—96.56% (Cost $144,341,919)		150,710,069

OTHER ASSETS LESS LIABILITIES—3.44%		5,366,779

NET ASSETS—100.00%		$156,076,848

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.

(c)	All or a portion of the value was pledged as collateral for open swap agreements. See Note 1G.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End

				Unrealized
	Number of		Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

Globex Heat Oil Futures	8	September-2011	$1,041,398	$62,107
Globex RBOB Gasoline	11	September-2011	1,412,750	82,163
Gold 100 Ounce Futures	25	December-2011	4,078,000	37,413
Natural Gas Futures	140	September-2011	1,450,750	(71,939)
Sugar #11 (World)	41	October-2011	1,368,875	129,268
WTI Crude Futures	77	September-2011	7,368,900	62,139

Subtotal			$16,720,673	$301,151

Short Contracts
BRT Crude Pen Fin Futures	14	September-2011	(1,634,360)	(91,873)
Cotton No. 2 Futures	22	December-2011	(1,119,470)	170,847
ICE Euro Gasoil Futures	103	September-2011	(10,016,750)	(561,531)
Soybean Futures	41	November-2011	(2,782,362)	(115,444)
Soybean Oil Futures	82	December-2011	(2,776,356)	(12,538)
Wheat Futures	40	December-2011	(1,431,500)	57,628

Subtotal			$(19,760,798)	$(552,911)

Subtotal Futures Contracts			$3,040,125	$(251,760)

		Notional
		Amount	Termination
Swap Agreements	Counterparty	(000’s)	Date

Receive a return equal to Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	$30,991	November-2011	$1,897,374
Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.20% of the Notional Amount multipled by (ii) days in the period divided by 365.	Merrill Lynch	13,239	November-2011	1,289,364
Receive a return equal to Dow Jones-UBS Silver Index and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	1,371	November-2011	49,544
Receive a return equal to Merrill Lynch Commodity index eXtra XLP Copper Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch	40,324	November-2011	1,667,546
Receive a return equal to Barclays Capital WTI Crude Roll Yield ER Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	25,026	February-2012	(560,231)

Subtotal Swap Agreements		$110,951		$4,343,597

Total				$4,091,837

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco Balanced-Risk Commodities Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Balanced-Risk Commodity Strategy Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks —The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
E.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
     Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily
Invesco Balanced-Risk Commodity Strategy Fund

E.	Structured Securities — (continued)

value of structured securities are recorded as unrealized gains (losses) in the Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statement of Operations.

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

G.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Invesco Balanced-Risk Commodity Strategy Fund

G.	Swap Agreements — (continued)
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
          During the period November 30, 2010 (commencement date) to July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Commodity-Linked Securities	$—	$17,785,575	$—	$17,785,575
U.S. Treasury Debt Securities	—	30,484,632	—	30,484,632
Money Market Funds	102,439,862	—	—	102,439,862
	$102,439,862	$48,270,207	$—	$150,710,069
Futures*	(251,760)	—	—	(251,760)
Swap Agreements*	—	4,343,597	—	4,343,597

Total Investments	$102,188,102	$52,613,804	$—	$154,801,906

*	Unrealized appreciation (depreciation)
Invesco Balanced-Risk Commodity Strategy Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2011:

	Notional Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk Futures contracts (a)	$601,565	$(853,325)
Commodity risk Swap agreements	4,903,828	(560,231)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for period November 30, 2010 (commencement date) to July 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Futures *	Swap Agreements *

Realized Gain (Loss) Commodity risk	$619,137	$7,994,120
Change in Unrealized Appreciation (Depreciation) Commodity risk	(251,760)	4,343,597

Total	$367,377	$12,337,717

*	The average notional value of futures and swap agreements outstanding during the period was $13,152,952 and $96,409,442, respectively.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period November 30, 2010 (commencement date) to July 31, 2011 was $51,296,137 and $16,791,182, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,372,241
Aggregate unrealized (depreciation) of investment securities	(4,091)

Net unrealized appreciation of investment securities	$6,368,150

Investments have the same cost for tax and financial statement purposes.
Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	CHI-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments (a)
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.22%(b)
Apparel Retail—0.73%
Emperor Watch & Jewellery Ltd. (Hong Kong)	6,800,000	$1,459,284

Apparel, Accessories & Luxury Goods—1.19%
Samsonite International S.A. (Luxembourg)(c)	1,116,600	2,392,602

Auto Parts & Equipment—0.97%
Xinyi Glass Holdings Ltd.	2,304,000	1,935,858

Automobile Manufacturers—4.90%
AviChina Industry & Technology Co. Ltd. -Class H	4,280,000	2,500,045
Brilliance China Automotive Holdings Ltd. (Hong Kong)(c)	1,356,000	1,726,298
Dongfeng Motor Group Co. Ltd. -Class H	1,870,000	3,711,544
Qingling Motors Co. Ltd. -Class H (Hong Kong)	5,520,000	1,882,634

		9,820,521

Automotive Retail—0.91%
Zhongsheng Group Holdings Ltd.	869,000	1,833,065

Building Products—0.72%
China Liansu Group Holdings Ltd.	1,914,000	1,435,315

Casinos & Gaming—1.13%
Wynn Macau, Ltd. (Macau)	643,200	2,255,950

Coal & Consumable Fuels—7.65%
China Shenhua Energy Co. Ltd. -Class H	1,226,500	6,137,903
Inner Mongolia Yitai Coal Co., Ltd. -Class B	362,310	2,291,998
Yanzhou Coal Mining Co. Ltd. -Class H	1,808,000	6,905,618

		15,335,519

Commodity Chemicals—1.16%
Lee & Man Holding Ltd. (Hong Kong)	2,000,000	2,324,955

Computer & Electronics Retail—2.36%
GOME Electrical Appliances Holdings Ltd.	10,048,000	4,734,506

Construction & Farm Machinery & Heavy Trucks—2.71%
China National Materials Co. Ltd. -Class H	2,481,000	1,829,820
First Tractor Co. Ltd. -Class H	2,040,000	2,645,296
Weichai Power Co. Ltd. -Class H	176,000	961,388

		5,436,504

Construction Materials—3.85%
Anhui Conch Cement Co. Ltd. -Class H	808,000	3,771,738
China Resources Cement Holdings Ltd. (Hong Kong)	2,330,000	2,233,747
CSG Holding Co. Ltd. -Class B	1,581,625	1,702,636

		7,708,121

Distillers & Vintners—0.97%
JLF Investment Co. Ltd. (Hong Kong)	22,336,000	1,948,815

Distributors—2.52%
Silver Base Group Holdings Ltd.	5,529,000	5,050,660

Diversified Banks—8.05%
Bank of China Ltd. -Class H	8,550,600	3,927,846
China Construction Bank Corp. -Class H	5,883,290	4,728,652
Industrial & Commercial Bank of China Ltd. -Class H	9,776,940	7,463,851

		16,120,349

Diversified Metals & Mining—2.78%
China Metal Recycling Holdings Ltd. (Hong Kong)	2,228,400	2,990,901
Jiangxi Copper Co. Ltd. -Class H	731,000	2,585,638

		5,576,539

Diversified Real Estate Activities—1.40%
Poly (Hong Kong) Investments Ltd. (Hong Kong)	3,745,000	2,795,830

Food Retail—0.79%
China Resources Enterprise Ltd. (Hong Kong)	366,000	1,589,630

Gold—1.49%
Zijin Mining Group Co., Ltd. -Class H	5,500,000	2,978,063

Health Care Distributors—1.04%
Shanghai Pharmaceuticals Holding Co., Ltd. -Class H (c)	943,300	2,091,462

Hotels, Resorts & Cruise Lines—2.10%
Ctrip.com International, Ltd. -ADR (c)	65,820	3,034,302
Shanghai Jinjiang International Hotels Development Co., Ltd. -Class H	790,527	1,180,257

		4,214,559

See accompanying notes which are an integral part of this schedule.
Invesco China Fund

	Shares	Value

Household Appliances—1.09%
Haier Electronics Group Co. Ltd. (Hong Kong)(c)	1,793,000	$2,183,247

Household Products—0.88%
Vinda International Holdings Ltd.	1,444,000	1,765,628

Integrated Oil & Gas—8.55%
China Petroleum and Chemical Corp. (Sinopec) -Class H	8,614,000	8,515,356
PetroChina Co. Ltd. -Class H	6,064,000	8,619,997

		17,135,353

Integrated Telecommunication Services—4.77%
China Telecom Corp. Ltd. -Class H	5,164,000	3,374,633
China Unicom (Hong Kong) Ltd. (Hong Kong)	3,090,000	6,184,069

		9,558,702

Internet Software & Services—4.40%
Tencent Holdings Ltd.	337,700	8,813,361

Life & Health Insurance—3.23%
China Life Insurance Co., Ltd. -Class H	1,931,000	6,464,616

Marine Ports & Services—0.98%
COSCO Pacific Ltd. (Hong Kong)	1,214,000	1,965,980

Oil & Gas Exploration & Production—8.70%
CNOOC Ltd.	6,881,000	15,329,404
Kunlun Energy Co. Ltd. (Hong Kong)	1,254,000	2,093,122

		17,422,526

Packaged Foods & Meats—2.90%
China Foods Ltd. (Hong Kong)	3,608,000	3,147,978
China Mengniu Dairy Co. Ltd.	579,000	2,005,851
Want Want China Holdings Ltd.	736,000	656,325

		5,810,154

Personal Products—1.01%
Hengan International Group Co. Ltd.	232,500	2,021,104

Property & Casualty Insurance—2.80%
PICC Property and Casualty Co. Ltd. -Class H (c)	3,226,000	5,601,279

Real Estate Development—2.91%
Evergrande Real Estate Group Ltd.	2,651,000	2,001,521
KWG Property Holding Ltd.	884,500	616,871
Longfor Properties	293,500	453,889
Shimao Property Holdings Ltd.	2,083,500	2,766,074

		5,838,355

Restaurants—1.79%
Ajisen China Holdings Ltd.	1,826,000	3,594,036

Steel—0.83%
Xingda International Holdings Ltd.	2,326,000	1,653,204

Technology Distributors—2.20%
AV Concept Holdings Ltd. (Hong Kong)	5,000,000	800,002
Digital China Holdings Ltd. (Hong Kong)	2,114,000	3,598,839

		4,398,841

Wireless Telecommunication Services—2.76%
China Mobile Ltd. (Hong Kong)	554,500	5,524,710

Total Common Stocks & Other Equity Interests (Cost $157,472,448)		198,789,203

Money Market Funds—0.91%
Liquid Assets Portfolio — Institutional Class (d)	909,740	909,740
Premier Portfolio — Institutional Class (d)	909,741	909,741

Total Money Market Funds (Cost $1,819,481)		1,819,481

TOTAL INVESTMENTS—100.13% (Cost $159,291,929)		200,608,684

OTHER ASSETS LESS LIABILITIES—(0.13%)		(261,491)

NET ASSETS—100.00%		$200,347,193

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco China Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco China Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
     Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.
     Transaction costs are often higher and there may be delays in settlement procedures. Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco China Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$14,217,508	$25,256,779	$—	$39,474,287
Consumer Staples	11,369,703	1,765,628	—	13,135,331
Energy	—	49,893,398	—	49,893,398
Financial	—	36,820,430	—	36,820,430
Health Care	2,091,462	—	—	2,091,462
Industrial	—	8,837,799	—	8,837,799
Information Technology	—	13,212,202	—	13,212,202
Materials	4,027,591	16,213,291	—	20,240,882
Telecommunication Services	—	15,083,412	—	15,083,412
Money Market Funds	1,819,481	—	—	1,819,481

	$33,525,745	$167,082,939	$—	$200,608,684

Invesco China Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $158,452,726 and $211,455,457, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$39,549,739
Aggregate unrealized (depreciation) of investment securities	(3,007,389)

Net unrealized appreciation of investment securities	$36,542,350

Cost of investments for tax purposes is $164,066,334.
Invesco China Fund

Invesco Developing Markets Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	DVM-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—88.43%
Brazil—15.20%
Banco Bradesco S.A. -ADR	5,126,482	$98,582,249
BR Malls Participacoes S.A.	2,987,300	34,277,019
Cielo S.A.	2,669,280	74,401,900
Cielo S.A. (a)	240,000	6,689,615
Diagnosticos da America S.A.	3,145,300	38,827,109
Duratex S.A.	4,734,940	35,070,238
Equatorial Energia S.A.	1,415,800	10,449,887
MRV Engenharia e Participacoes S.A.	3,371,600	24,798,528
OGX Petroleo e Gas Participacoes S.A. (b)	2,175,100	18,129,339
Petroleo Brasileiro S.A. -ADR	835,685	25,680,600
Totvs S.A.	975,500	16,915,458
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	904,330	11,192,636
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (a)	246,510	3,050,984
Wilson Sons Ltd. -BDR	434,100	7,692,522
Wilson Sons Ltd. -BDR(a)	528,500	9,365,348

		415,123,432

China—11.33%
Anta Sports Products Ltd.	11,989,000	18,052,037
China Merchants Bank Co., Ltd. -Class H	17,614,500	41,703,877
China Yurun Food Group Ltd.	4,694,000	14,755,893
CNOOC Ltd.	13,417,000	29,890,222
Industrial & Commercial Bank of China Ltd. -Class H	125,743,000	95,993,940
Lee & Man Paper Manufacturing Ltd.	53,940,000	27,193,353
NetEase.com Inc. -ADR(b)	811,111	40,977,328
Stella International Holdings Ltd.	11,189,000	30,579,275
Want Want China Holdings Ltd.	11,449,000	10,209,599

		309,355,524

Czech Republic—0.80%
CEZ A.S.	423,574	21,905,353

Egypt—1.23%
Centamin Egypt Ltd. (b)	8,609,967	19,377,608
Egyptian Financial Group — Hermes Holding (b)	4,397,388	14,129,400

		33,507,008

Greece—0.12%
Intralot S.A.	1,865,700	3,404,884

Indonesia—5.82%
PT Bank Central Asia Tbk	24,954,000	24,278,033
PT Indocement Tunggal Prakarsa Tbk	8,427,000	15,281,416
PT Perusahaan Gas Negara	150,058,500	70,012,769
PT Telekomunikasi Indonesia Tbk	57,232,000	49,371,980

		158,944,198

Israel—1.03%
Teva Pharmaceutical Industries Ltd. -ADR	606,015	28,264,540

Luxembourg—0.39%
Millicom International Cellular S.A. -SDR	88,216	10,556,420

Malaysia—3.54%
Parkson Holdings Berhad (b)	23,173,008	45,432,678
Public Bank Berhad	11,351,900	51,275,914

		96,708,592

Mexico—9.74%
America Movil SAB de C.V. -Series L -ADR	2,502,344	64,560,475
Fomento Economico Mexicano, S.A.B. de C.V. — ADR	1,021,103	73,897,224
Grupo Financiero BanCrecer S.A. de C.V. -Series B (b)	1	0
Grupo Televisa S.A. -ADR	2,248,899	49,903,069
Kimberly-Clark de Mexico, S.A.B. de C.V. -Series A	8,362,890	52,021,761
Urbi, Desarrollos Urbanos, S.A.B de C.V. (a)(b)	415,400	918,565
Urbi, Desarrollos Urbanos, S.A.B. de C.V. (b)	11,244,600	24,864,926

		266,166,020

Nigeria—0.77%
Zenith Bank PLC	216,331,403	20,926,175

Peru—1.65%
Credicorp Ltd.	460,406	44,981,666

Philippines—7.85%
Ayala Corp.	5,806,692	44,923,385
Energy Development Corp.	256,211,850	41,242,534
Energy Development Corp. (a)	4,528,750	728,995
GMA Holdings, Inc. -PDR	77,828,400	12,725,751
GMA Holdings, Inc. -PDR (a)	2,532,000	414,008
Philippine Long Distance Telephone Co.	957,340	54,124,675
SM Investments Corp.	4,680,248	60,310,756

		214,470,104

Russia—5.24%
Gazprom -ADR	3,419,806	48,394,253
Mobile TeleSystems -ADR	900,533	16,912,010
Sberbank of Russia	7,205,559	26,386,757
TNK — BP Holding Berhad	9,963,140	31,583,154
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

	Shares	Value

Russia—(continued)
VimpelCom Ltd. -ADR	1,605,246	$19,905,050

		143,181,224

South Africa—3.16%
AngloGold Ashanti Ltd. -ADR	388,141	16,278,634
Naspers Ltd. -Class N	975,489	51,977,785
Sasol Ltd.	363,028	18,154,333

		86,410,752

South Korea—5.90%
CJ CheilJedang Corp.	51,959	15,083,869
Hyundai Department Store Co., Ltd.	194,547	33,960,409
MegaStudy Co., Ltd.	160,074	22,870,535
NHN Corp. (b)	354,340	70,594,363
S1 Corp.	349,822	18,651,509

		161,160,685

Taiwan—3.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,703,000	64,130,575
Wistron Corp.	20,408,407	34,300,438

		98,431,013

Thailand—5.56%
BEC World PCL	14,437,500	19,819,030
CP ALL PCL	13,378,000	22,161,602
Kasikornbank PCL	13,239,400	62,808,877
Siam Commercial Bank PCL	11,249,800	47,150,143

		151,939,652

Turkey—3.91%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,611,201	21,271,554
Eczacibasi Ilac Sanayi ve Ticaret A.S.	10,175,924	13,651,971
Haci Omer Sabanci Holding A.S.	13,246,837	51,978,369
Tupras-Turkiye Petrol Rafinerileri A.S.	812,408	19,767,905

		106,669,799

United Kingdom—1.59%
African Barrick Gold Ltd.	5,031,144	43,412,926

Total Common Stocks & Other Equity Interests (Cost $1,924,149,609)		2,415,519,967

Preferred Stocks—1.22%
Brazil—1.22%
Companhia de Transmissao de Energia Eletrica Paulista -Pfd. (Cost $29,495,451)	1,100,800	33,265,973

Money Market Funds—9.28%
Liquid Assets Portfolio — Institutional Class (c)	126,819,224	126,819,224
Premier Portfolio — Institutional Class (c)	126,819,224	126,819,224

Total Money Market Funds (Cost $253,638,448)		253,638,448

TOTAL INVESTMENTS—98.93% (Cost $2,207,283,508)		$2,702,424,388

OTHER ASSETS LESS LIABILITIES—1.07%		29,172,335

NET ASSETS—100.00%		$2,731,596,723

Investment Abbreviations:

ADR — American Depositary Receipt

BDR — British Deposit Receipt

PDR — Philippine Deposit Receipt

Pfd. — Preferred

SDR — Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2011 was $21,167,515, which represented 0.77% of the Fund’s Net Assets.

(b) Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Developing Markets Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Developing Markets Fund

E. Foreign Currency Contracts — (continued)
value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31,2011, there were no significant transfers between investment levels

	Level 1	Level 2	Level 3	Total

Brazil	$448,389,405	$—	$—	$448,389,405
China	96,522,095	212,833,429	—	309,355,524
Czech Republic	21,905,353	—	—	21,905,353
Egypt	33,507,008	—	—	33,507,008
Greece	3,404,884	—	—	3,404,884
Indonesia	—	158,944,198	—	158,944,198
Israel	28,264,540	—	—	28,264,540
Luxembourg	—	10,556,420	—	10,556,420
Malaysia	45,432,678	51,275,914	—	96,708,592
Mexico	266,166,020	—	0	266,166,020
Nigeria	20,926,175	—	—	20,926,175
Peru	44,981,666	—	—	44,981,666
Philippines	118,373,900	96,096,204	—	214,470,104
Russia	94,786,971	48,394,253	—	143,181,224
South Africa	16,278,634	70,132,118	—	86,410,752
South Korea	161,160,685	—	—	161,160,685
Taiwan	98,431,013	—	—	98,431,013
Thailand	47,150,143	104,789,509	—	151,939,652
Turkey	41,039,459	65,630,340	—	106,669,799
United Kingdom	—	43,412,926	—	43,412,926
United States	253,638,448	—	—	253,638,448

	$1,840,359,077	$862,065,311	$0	$2,702,424,388

Invesco Developing Markets Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $604,166,344 and $255,535,167, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$553,301,376
Aggregate unrealized (depreciation) of investment securities	(65,000,683)

Net unrealized appreciation of investment securities	$488,300,693

Cost of investments for tax purposes is $2,214,123,695.
Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	EME-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—88.80%
Brazil—13.29%
Banco Santander Brasil S.A. (a)	8,000	$75,137
Companhia Energetica de Minas Gerais -ADR	4,272	82,450
PDG Realty S.A. Empreendimentos e Participacoes	18,800	98,890
Petroleo Brasileiro S.A. -ADR	3,689	125,315
Vale S.A. -ADR	3,129	101,505

		483,297

China—11.76%
China Construction Bank Corp. -Class H	65,000	52,243
China Dongxiang Group Co.	170,000	38,826
China Minsheng Banking Corp., Ltd. -Class H	126,000	110,908
CNOOC Ltd.	34,000	75,745
KWG Property Holding Ltd.	65,500	45,681
Renhe Commercial Holdings Co., Ltd.	528,000	104,331

		427,734

Hong Kong—3.15%
China Mobile Ltd.	11,500	114,579

Indonesia—1.61%
PT Telekomunikasi Indonesia Tbk	68,000	58,661

Ireland—2.08%
Dragon Oil PLC	8,757	75,730

Mexico—4.10%
America Movil S.A.B. de C.V., Series L	63,800	82,310
Desarrolladora Homex S.A.B. de C.V. -ADR(b)	2,546	66,833

		149,143

Poland—2.56%
KGHM Polska Miedz S.A.	1,359	93,056

Russia—6.23%
Gazprom -ADR	4,850	68,633
Magnitogorsk Iron & Steel Works, REGS -GDR(c)	6,624	73,526
Rosneft Oil Co., REGS -GDR(c)	10,015	84,581

		226,740

South Africa—9.51%
Sasol Ltd.	1,640	82,013
Standard Bank Group Ltd.	5,851	84,963
Steinhoff International Holdings Ltd. (b)	28,276	98,480
Tiger Brands Ltd.	2,655	80,631

		346,087

South Korea—22.74%
Dongbu Insurance Co., Ltd.	1,518	75,319
Hyundai Mipo Dockyard Co., Ltd.	611	96,646
Hyundai Mobis	464	167,275
KT&G Corp.	1,051	65,409
LG Electronics Inc.	469	35,716
POSCO	239	105,176
Samsung Electronics Co., Ltd.	168	134,302
Shinhan Financial Group Co., Ltd.	1,697	81,302
SK Telecom Co., Ltd. -ADR	4,137	65,861

		827,006

Taiwan—6.70%
AU Optronics Corp. -ADR	6,616	36,454
Coretronic Corp.	34,000	40,060
HTC Corp.	2,545	75,661
Powertech Technology Inc.	31,900	91,642

		243,817

Thailand—3.63%
Bangkok Bank Public Co. Ltd. -NVDR	15,900	92,557
PTT PCL	3,400	39,459

		132,016

Turkey—1.44%
Asya Katilim Bankasi A.S. (b)	37,036	52,472

Total Common Stocks & Other Equity Interests (Cost $3,360,071)		3,230,338

Exchange Traded Funds—5.39%
United States—5.39%
PowerShares India Portfolio (d)	1,631	37,366
WisdomTree India Earnings Fund	6,800	158,712

Total Exchange Traded Fund (Cost $198,780)		196,078

Preferred Stocks—1.07%
Brazil—1.07%
Usinas Siderurgicas de Minas Gerais S.A., Series A, Pfd. (Cost $49,578)	5,400	38,813

Money Market Funds—4.37%
Liquid Assets Portfolio — Institutional Class (e)	79,560	79,560
Premier Portfolio — Institutional Class (e)	79,561	79,561

Total Money Market Funds (Cost $159,121)		159,121

TOTAL INVESTMENTS—99.63% (Cost $3,767,550)		3,624,350

OTHER ASSETS LESS LIABILITIES—0.37%		13,374

NET ASSETS—100.00%		$3,637,724

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Equity Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

NVDR	— Non-Voting Depositary Receipt

Pfd.	— Preferred

REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2011 was $158,107, which represented 4.35% of the Fund’s Net Assets.

(d)	Affiliated by having an investment adviser under common control with the Fund’s investment adviser.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Emerging Markets Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Emerging Markets Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Brazil	$522,110	$—	$—	$522,110
China	143,157	284,577	—	427,734
Hong Kong	—	114,579	—	114,579
Indonesia	—	58,661	—	58,661
Ireland	—	75,730	—	75,730
Mexico	149,143	—	—	149,143
Poland	—	93,056	—	93,056
Russia	73,526	153,214	—	226,740
South Africa	—	346,087	—	346,087
South Korea	455,166	371,840	—	827,006
Taiwan	243,817	—	—	243,817
Thailand	—	132,016	—	132,016
Turkey	—	52,472	—	52,472
United States	355,199	—	—	355,199

	$1,942,118	$1,682,232	$—	$3,624,350

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Emerging Markets Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during period May 31, 2011 (commencement date) to July 31, 2011 was $3,755,068 and $147,634, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$59,324
Aggregate unrealized (depreciation) of investment securities	(202,524)

Net unrealized appreciation (depreciation) of investment securities	$(143,200)

Cost of investments is the same for tax and financial statement purposes.
Invesco Emerging Markets Equity Fund

Invesco Emerging Market Local Currency
Debt Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011
invesco.com/us     EMLCD-QTR-1  07/11     Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

		Principal
		Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes—92.74%(a)
Argentina—1.22%
Argentina Bonos, Sr. Sec. Variable Rate Bonds, 3.73%, 02/04/18(b)	ARS	1,800,000	$606,788
Brazil—9.92%
Banco Votorantim Ltd./Nassau, REGS, Sr. Unsec. Medium-Term Euro Notes, 10.63%, 04/10/14(c)	BRL	1,000,000	665,571
Brazil Notas do Tesouro Nacional, Series B, Notes, 6.00%, 05/15/45	BRL	500,000	666,379
Series F, Notes, 10.00%, 01/01/12	BRL	3,400,000	2,185,913
Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(c)	BRL	2,050,000	1,410,672

			4,928,535

Colombia—3.52%
Colombia Government, Sr. Unsec. Global Bonds, 7.75%, 04/14/21	COP	1,200,000,000	774,840
9.85%, 06/28/27	COP	530,000,000	395,478
Empresas Publicas de Medellin, Sr. Unsec. Bonds, 8.38%, 02/01/21(c)	COP	1,000,000,000	580,641

			1,750,959

Germany—1.06%
Kreditanstalt fuer Wiederaufbau, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 14.50%, 01/26/17	TRY	720,000	527,500

Hungary—3.68%
Hungary Government, Series 17/B, Bonds, 6.75%, 02/24/17	HUF	348,500,000	1,829,124

Ireland—2.23%
RusHydro Finance Ltd., Sr. Sec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	30,000,000	1,108,218

Kazakhstan—1.10%
CenterCredit International B.V., Sr. Unsec. Euro Bonds, 8.25%, 09/30/11	KZT	80,000,000	548,200

Luxembourg—3.08%
Russian Agricultural Bank OJSC Via RSHB Capital S.A, Sec. Euro Loan Participation Notes, 7.50%, 03/25/13	RUB	30,600,000	1,131,081
Sr. Unsec. Medium-Term Euro Loan Participation Notes, 8.70%, 03/17/16	RUB	10,500,000	397,763

			1,528,844

Malaysia—9.86%
Malaysia Government, Series 0110, Sr. Unsec. Bonds, 3.84%, 08/12/15	MYR	7,900,000	2,706,835
Series 0111, Bonds, 4.16%, 07/15/21	MYR	1,278,000	440,796
Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	5,000,000	1,751,322

			4,898,953

Mexico—3.98%
Mexican Bonos, Series M20, Bonds, 10.00%, 12/05/24	MXN	18,200,000	1,974,120

Mult. Countries—0.82%
European Investment Bank, Sr. Unsec. Medium-Term Euro Notes, 6.50%, 01/05/15	HUF	73,000,000	404,553

Peru—2.58%
Peru Bono Soberano, Sr. Unsec. Bonds, 6.90%, 08/12/37	PEN	650,000	238,465
Peruvian Government, Sr. Unsec. Notes, 8.20%, 08/12/26(c)	PEN	2,460,000	1,040,500

			1,278,965

Poland—9.53%
Poland Government, Series DS1015, Bonds, 6.25%, 10/24/15	PLN	6,125,000	2,294,513
Series DS1017, Bonds, 5.25%, 10/25/17	PLN	6,855,000	2,438,800

			4,733,313

Russia—1.54%
Russian Foreign Bond, Sr. Unsec. Bonds, 7.85%, 03/10/18(c)	RUB	20,000,000	764,344

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

		Principal
		Amount	Value

South Africa—4.36%
South Africa Government, Series R186, Bonds, 10.50%, 12/21/26	ZAR	9,370,000	$1,643,828
Series R208, Bonds, 6.75%, 03/31/21	ZAR	3,875,000	520,475

			2,164,303

South Korea—4.31%
Export-Import Bank of Korea, Sr. Unsec. Notes, 6.60%, 11/04/13(c)	IDR	15,000,000,000	1,790,385
8.30%, 03/15/14(c)	IDR	2,850,000,000	350,720

			2,141,105

Supranational—10.28%
Asian Development Bank, Series 421-00-2, Sr. Unsec. Medium-Term Euro Notes, 9.00%, 06/27/13	ZAR	11,700,000	1,806,081
European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 0.00%, 12/31/18(d)	ZAR	5,600,000	457,020
Sr. Unsec. Medium-Term Global Notes, 8.00%, 02/18/13	ZAR	1,330,000	203,931
4.80%, 09/20/15	PHP	35,000,000	866,902
European Investment Bank, Series 1629/08, Sr. Unsec. Medium-Term Euro Notes, 9.63%, 04/01/15	TRY	2,060,000	1,269,518
International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 04/05/12	RUB	13,400,000	503,322

			5,106,774

Thailand—4.18%
Thailand Government, Sr. Unsec. Bonds, 4.13%, 11/18/16	THB	54,300,000	1,845,403
3.88%, 06/13/19	THB	6,875,000	230,948

			2,076,351

Turkey—4.10%
Turkey Government, Bonds, 0.00%, 02/20/13(d)	TRY	1,555,000	806,302
11.00%, 08/06/14	TRY	1,290,000	801,906
10.50%, 01/15/20	TRY	680,000	427,743

			2,035,951

United Kingdom—3.82%
Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30	IDR	13,200,000,000	1,894,473

United States—7.57%
General Electric Capital Corp., Sr. Unsec. Medium-Term Euro Notes, 8.87%, 06/02/18	MXN	17,800,000	1,590,781
Morgan Stanley, Sr. Unsec. Notes, 10.09%, 05/03/17(c)	BRL	550,000	356,314
Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	20,000,000	1,812,642

			3,759,737

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $42,973,715)			46,061,110

U.S. Dollar Denominated Bonds & Notes—2.04%
Venezuela—2.04%
Venezuela Government, REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(c) (Cost $1,016,090)		$1,600,000	1,010,400

		Shares
Money Market Funds—6.19%
Liquid Assets Portfolio — Institutional Class(e)		1,538,258	1,538,258
Premier Portfolio — Institutional Class(e)		1,538,259	1,538,259

Total Money Market Funds (Cost $3,076,517)			3,076,517

TOTAL INVESTMENTS—100.97% (Cost $47,066,322)			50,148,027

OTHER ASSETS LESS LIABILITIES—(0.97%)			(481,250)

NET ASSETS—100.00%			$49,666,777

Investment Abbreviations:
ARS	—	Argentine Peso
BRL	—	Brazilian Real
COP	—	Colombian Peso
Gtd.	—	Guaranteed
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peru Nuevo Sol
PHP	—	Phillipenes Peso
PLN	—	Poland Zloty
REGS	—	Regulation S
RUB	—	Russian Rouble
Sec.	—	Secured
Sr.	—	Senior
THB	—	Thai Baht
TRY	—	New Turkish Lira
Unsec.	—	Unsecured
ZAR	—	South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2011.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2011 was $7,969,547, which represented 16.05% of the Trust’s Net Assets.

(d)	Zero coupon bond issued at a discount.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Emerging Market Local Currency Debt Fund

A.	Security Valuations —(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Invesco Emerging Market Local Currency Debt Fund

E.	Foreign Currency Contracts —(continued)

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,076,517	$—	$—	$3,076,517
Corporate Debt Securities	—	19,219,268	—	19,219,268
Foreign Government Debt Securities	—	27,852,242	—	27,852,242

	$3,076,517	$47,071,510	$—	$50,148,027

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $30,128,348 and $54,618,666, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,337,788
Aggregate unrealized (depreciation) of investment securities	(256,083)

Net unrealized appreciation of investment securities	$3,081,705

Cost of investments is the same for tax and financial statement purposes.
Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	END-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—82.96%
Advertising—0.15%
Arbitron Inc.	8,400	$328,608

Airlines—1.85%
Ryanair Holdings PLC -ADR (Ireland)	148,800	4,045,872

Apparel, Accessories & Luxury Goods—1.36%
Liz Claiborne, Inc. (b)	462,200	2,958,080

Brewers—4.07%
Molson Coors Brewing Co. -Class B	196,908	8,870,705

Building Products—2.86%
Kingspan Group PLC (Ireland)	621,400	6,250,663

Communications Equipment—2.60%
Plantronics, Inc.	110,000	3,767,500
Research In Motion Ltd. (Canada)(b)	76,200	1,905,000

		5,672,500

Construction & Engineering—13.95%
Orion Marine Group, Inc. (b)	1,060,000	9,211,400
Pike Electric Corp. (b)	1,317,728	11,582,829
Quanta Services, Inc. (b)	521,100	9,650,772

		30,445,001

Distributors—1.37%
Pool Corp.	112,100	2,998,675

Environmental & Facilities Services—6.28%
Newalta Corp. (Canada)	1,040,369	13,700,243

Forest Products—2.04%
Louisiana-Pacific Corp. (b)	575,000	4,456,250

Health Care Distributors—3.67%
Patterson Cos. Inc.	260,000	8,018,400

Health Care Equipment—11.43%
Kinetic Concepts, Inc. (b)	226,114	15,136,071
Zimmer Holdings, Inc. (b)	163,500	9,813,270

		24,949,341

Home Entertainment Software—4.91%
Activision Blizzard, Inc.	905,000	10,715,200

Industrial Conglomerates—2.48%
DCC PLC (Ireland)	199,800	5,403,459

Life & Health Insurance—3.41%
Unum Group	305,000	7,438,950

Managed Health Care—3.53%
UnitedHealth Group Inc.	155,000	7,692,650

Multi-Line Insurance—2.21%
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	90,723	4,830,170

Semiconductors—3.51%
International Rectifier Corp. (b)	298,110	7,658,446

Technology Distributors—5.06%
Brightpoint, Inc. (b)	1,215,504	11,048,931

Trading Companies & Distributors—3.60%
Grafton Group PLC (Ireland)(c)	1,878,806	7,856,547

Trucking—2.62%
Con-way Inc.	156,300	5,723,706

Total Common Stocks & Other Equity Interests (Cost $168,656,291)		181,062,397

Money Market Funds—17.53%
Liquid Assets Portfolio — Institutional Class (d)	19,132,696	19,132,696
Premier Portfolio — Institutional Class (d)	19,132,696	19,132,696

Total Money Market Funds (Cost $38,265,392)		38,265,392

TOTAL INVESTMENTS—100.49% (Cost $206,921,683)		219,327,789

OTHER ASSETS LESS LIABILITIES—(0.49)%		(1,062,633)

NET ASSETS—100.00%		$218,265,156

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit is comprised of one ordinary share of Euro 0.05, one C share and seventeen Class A shares.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Endeavor Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Endeavor Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$219,327,789	$—	$—	$219,327,789
Foreign Currency Contracts*	—	(93,602)	—	(93,602)

Total Investments	$219,327,789	$(93,602)	$—	$219,234,187

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

10/14/11	Scotia McLeod	EUR	3,000,000	USD	4,209,000	$4,302,602	$(93,602)
Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
Invesco Endeavor Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $29,723,687 and $37,739,348, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$34,512,447
Aggregate unrealized (depreciation) of investment securities	(22,427,732)

Net unrealized appreciation of investment securities	$12,084,715

Cost of investments for tax purposes is $207,243,074.
Invesco Endeavor Fund

Invesco Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	GHC-QTR-1	07/11	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.08%
Biotechnology—19.10%
Amarin Corp. PLC -ADR (United Kingdom) (b)	990,959	$13,417,585
Biogen Idec Inc. (b)	239,089	24,355,996
BioMarin Pharmaceutical Inc. (b)	915,914	28,603,994
Celgene Corp. (b)	496,565	29,446,305
Dendreon Corp. (b)	276,020	10,185,138
Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-06/25/98; Cost $408,490) (b)(c)(d)	109,377	0
Gilead Sciences, Inc. (b)	1,081,187	45,799,081
Human Genome Sciences, Inc. (b)	406,163	8,533,485
Incyte Corp. (b)	1,021,255	17,810,687
InterMune, Inc. (b)	250,355	8,356,850
Onyx Pharmaceuticals, Inc. (b)	292,049	9,631,776
Pharmasset, Inc. (b)	95,330	11,571,155
United Therapeutics Corp. (b)	284,234	16,309,347

		224,021,399

Drug Retail—4.63%
CVS Caremark Corp.	1,283,555	46,657,224
Drogasil S.A. (Brazil)	945,978	7,622,462

		54,279,686

Health Care Distributors—2.07%
McKesson Corp.	299,218	24,272,564

Health Care Equipment—9.06%
Baxter International Inc.	518,739	30,175,048
CareFusion Corp. (b)	607,065	16,020,445
Covidien PLC (Ireland)	541,220	27,488,564
Hologic, Inc. (b)	748,764	13,904,548
Sensys Medical, Inc.(Acquired 04/23/04-08/09/06; Cost $1,302) (b)(c)(d)	8,750	0
Wright Medical Group, Inc. (b)	498,582	7,797,822
Zimmer Holdings, Inc. (b)	180,686	10,844,774

		106,231,201

Health Care Facilities—3.91%
Assisted Living Concepts Inc. -Class A	451,122	7,069,082
Rhoen-Klinikum AG (Germany)	981,859	24,467,573
Universal Health Services, Inc. -Class B	288,172	14,304,858

		45,841,513

Health Care Services—6.18%
DaVita, Inc. (b)	336,932	28,147,299
Express Scripts, Inc. (b)	293,621	15,931,875
Medco Health Solutions, Inc. (b)	180,918	11,376,124
Quest Diagnostics Inc.	314,661	16,994,841

		72,450,139

Health Care Supplies—0.59%
Meridian Bioscience, Inc.	322,542	6,966,907

Health Care Technology—2.91%
Allscripts Healthcare Solutions, Inc. (b)	878,201	15,939,348
Cerner Corp. (b)	274,332	18,240,335

		34,179,683

Industrial Conglomerates—1.45%
Koninklijke Philips Electronics N.V. (Netherlands)	684,359	17,062,404

Life Sciences Tools & Services—7.32%
Gerresheimer AG (Germany)	246,413	12,496,029
Life Technologies Corp. (b)	610,102	27,472,893
Thermo Fisher Scientific, Inc. (b)	763,252	45,863,813

		85,832,735

Managed Health Care—14.49%
Aetna Inc.	705,047	29,252,400
AMERIGROUP Corp. (b)	179,518	9,873,490
Amil Participacoes S.A. (Brazil) (d)	859,600	9,697,028
Aveta, Inc. (Acquired 12/21/05; Cost $10,877,598) (b)(d)	805,748	7,251,732
CIGNA Corp.	354,408	17,638,886
Coventry Health Care, Inc. (b)	464,070	14,850,240
Health Net Inc. (b)	540,246	15,191,718
Humana Inc.	237,009	17,676,131
UnitedHealth Group, Inc.	391,874	19,448,707
WellPoint, Inc.	429,917	29,040,893

		169,921,225

Pharmaceuticals—24.74%
Abbott Laboratories	756,563	38,826,813
Allergan, Inc.	149,411	12,148,609
Bayer AG (Germany)	222,787	17,905,705
Cadence Pharmaceuticals, Inc. (b)	960,956	8,312,270
EastPharma Ltd. —GDR (Turkey) (b)(d)	674,841	911,035
Hikma Pharmaceuticals PLC (United Kingdom)	853,628	9,531,292
Hospira, Inc. (b)	512,794	26,214,029
Ipsen S.A. (France)	243,491	7,934,152
Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $6,852,940) (b)(c)(d)	258,824	0
MAP Pharmaceuticals Inc. (b)	363,417	5,582,085
Medicis Pharmaceutical Corp. —Class A	191,028	7,102,421
Nippon Shinyaku Co., Ltd. (Japan)	927,000	13,137,919
Novartis AG —ADR (Switzerland)	476,844	29,182,853
Pharmstandard —GDR (Russia) (b)(d)	138,700	3,217,840
Roche Holding AG (Switzerland)	287,409	51,468,212
Shire PLC —ADR (Ireland)	119,033	12,379,432
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	992,554	46,292,719

		290,147,386

See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

	Shares	Value
Research & Consulting Services—0.63%
Qualicorp S.A. (Brazil) (b)	791,200	$7,400,446

Total Common Stocks & Other Equity Interests (Cost $899,058,915)		1,138,607,288

Preferred Stocks—0.00%
Health Care Equipment—0.00%
Intact Medical Corp. -Series C, Pfd.(Acquired 03/26/01; Cost $2,000,001) (b)(c)(d)	2,439,026	0
Sensys Medical, Inc.,
Series A-2, Pfd., (Acquired 02/25/98-09/30/05; Cost $7,627,993) (b)(c)(d)	2,173,209	0
Series B, Conv. Pfd., (Acquired 03/16/05-01/12/07; Cost $245,305) (b)(c)(d)	282,004	0

Total Preferred Stocks (Cost $9,873,299)		0

Money Market Funds—2.19%
Liquid Assets Portfolio — Institutional Class (e)	12,850,068	12,850,068
Premier Portfolio — Institutional Class (e)	12,850,068	12,850,068

Total Money Market Funds (Cost $25,700,136)		25,700,136

TOTAL INVESTMENTS—99.27% (Cost $934,632,350)		1,164,307,424

OTHER ASSETS LESS LIABILITIES—0.73%		8,608,168

NET ASSETS—100.00%		$1,172,915,592

Investment Abbreviations:

ADR — American Depositary Receipt

Conv. — Convertible

GDR — Global Depositary Receipt

Pfd. — Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b) Non-income producing security.

(c) Security is considered venture capital. See Note 1D.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2011 was $21,077,635, which represented 1.80% of the Trust’s Net Assets.

(e) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Health Care Fund

A.	Security Valuations —(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Global Health Care Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Health Care Fund

During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,063,654,463	$93,401,229	$7,251,732	$1,164,307,424

Foreign Currency Contracts*	—	(746,476)	—	(746,476)

Total Investments	$1,063,654,463	$92,654,753	$7,251,732	$1,163,560,948

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts at Period-End

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

08/08/11	Citibank Capital	CHF	15,750,000	USD	18,397,598	$19,995,912	$(1,598,314)

08/08/11	Citibank Capital	EUR	16,750,000	USD	24,915,960	24,064,122	851,838

Total open foreign currency contracts						$44,060,034	$(746,476)

Currency Abbreviations:
CHF — Swiss Franc
EUR — Euro
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $262,176,635 and $297,659,642, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$266,445,282

Aggregate unrealized (depreciation) of investment securities	(48,354,011)

Net unrealized appreciation of investment securities	$218,091,271

Cost of investments for tax purposes is $946,216,153.
Invesco Global Health Care Fund

Invesco International Total Return Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	ITR-QTR-1	07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

		Principal
		Amount	Value
Non-U.S. Dollar Denominated Bonds & Notes—94.79%(a)
Canada—9.48%
Canada Housing Trust No. 1, Sec. Gtd. Global Mortgage-Backed Notes, 3.80%, 06/15/21(b)	CAD	1,500,000	$1,656,674
Canadian Government, Bonds, 5.00%, 06/01/37	CAD	400,000	541,183
Province of Ontario, Floating Rate Medium-Term Notes, 1.47%, 06/27/16(c)	CAD	1,900,000	1,990,336
Sr. Unsec. Medium-Term Euro Notes, 2.00%, 12/10/13	GBP	1,050,000	1,749,102

			5,937,295

Cayman Islands—0.46%
IPIC Ltd., REGS, Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(b)	EUR	200,000	288,481

Denmark—0.69%
Jyske Bank A/S, Sr. Unsec. Floating Rate Medium-Term Euro Notes, 2.68%, 11/25/13(c)	EUR	300,000	431,403

France—15.45%
AXA S.A., Jr. Unsec. Sub. Variable Rate Medium-Term Euro Notes, 6.77%, 10/16/19(c)	GBP	75,000	102,812
BNP Paribas Home Loan S.A., Sr. Sec. Mortgage-Backed Euro Bonds, 2.25%, 10/01/12	EUR	650,000	937,069
Dexia Municipal Agency S.A.
Series 172, Tranche 2, Sr. Sec. Medium-Term Euro Notes, 0.80%, 05/21/12	JPY	150,000,000	1,947,724
Series 301, Tranche 1, Sr. Sec. Medium-Term Euro Notes, 1.55%, 10/31/13	JPY	100,000,000	1,316,895
Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	189,000,000	2,490,584
France Government, Euro Bonds, 2.50%, 10/25/20	EUR	2,100,000	2,875,853

			9,670,937

Germany—11.79%
Bundesobligation, Series 160, Euro Bonds, 2.75%, 04/08/16	EUR	1,950,000	2,931,133
Bundesrepublik Deutschland, Series 05, Euro Bonds, 4.00%, 01/04/37	EUR	1,480,000	2,369,662
Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	2,082,291

			7,383,086

Hungary—1.25%
Hungary Government, Series 17/A, Bonds, 6.75%, 11/24/17	HUF	150,000,000	779,756

Ireland—0.51%
Cloverie PLC for Zurich Insurance Co. Ltd., Sub. Variable Rate Medium-Term Euro Notes, 7.50%, 07/24/39(c)	EUR	200,000	318,089

Italy—9.22%
Banca Monte dei Paschi di Siena S.p.A., Sr. Unsec. Medium-Term Euro Notes, 4.13%, 11/11/13	EUR	300,000	425,330
Intesa Sanpaolo S.p.A., Jr. Unsec. Sub. Medium-Term Euro Notes, 6.63%, 05/08/18	EUR	200,000	285,141
Italy Buoni Poliennali Del Tesoro Euro Bonds,
3.00%, 04/01/14	EUR	1,500,000	2,058,632
3.75%, 03/01/21	EUR	1,070,000	1,320,284
4.50%, 02/01/18	EUR	1,040,000	1,409,049
Societa Iniziative Autostradali e Servizi S.p.A., Sr. Sec. Medium-Term Euro Notes, 4.50%, 10/26/20	EUR	200,000	270,609

			5,769,045

Japan—3.81%
Development Bank of Japan,
Unsec. Gtd. Global Bonds, 1.70%, 09/20/22	JPY	35,000,000	474,164
Unsec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	564,471
Japan Government Thirty Years, Series 31, Sr. Unsec. Bonds, 2.20%, 09/20/39	JPY	100,000,000	1,349,658

			2,388,293

Luxembourg—5.42%
Enel Finance International NV, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.00%, 07/12/21	EUR	270,000	391,774
Gazprom OAO Via Gaz Capital S.A., Sr. Unsec. Euro Bonds, 2.89%, 11/15/12	JPY	200,000,000	2,550,694
Glencore Finance Europe S.A., Series 6, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	300,000	449,982

			3,392,450

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

		Principal
		Amount	Value
Mexico—0.47%
Mexican Bonos, Series M, Bonds, 7.50%, 06/21/12	MXN	3,400,000	$297,717

Netherlands—5.80%
ASML Holding N.V., Sr. Unsec. Euro Bonds, 5.75%, 06/13/17	EUR	200,000	309,645
Bank Nederlandse Gemeenten, Sr. Unsec. Medium-Term Euro Notes, 1.85%, 11/07/16	JPY	63,000,000	876,292
F Van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/02/13	EUR	600,000	865,293
ING Bank N.V., Sec. Mortgage-Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	802,415
Schiphol Nederland B.V. Sr. Unsec. Gtd. Medium-Term Euro Notes,
4.43%, 04/28/21	EUR	200,000	302,698
6.63%, 01/23/14	EUR	300,000	472,256

			3,628,599

Poland—4.93%
Poland Government
Series 0416, Bonds, 5.00%, 04/25/16	PLN	5,000,000	1,785,976
Series 8, Sr. Unsec. Bonds, 1.92%, 11/13/12	JPY	100,000,000	1,299,618

			3,085,594

South Korea—1.52%
Korea Treasury, Series 0400-1206, Sr. Unsec. Bonds, 4.00%, 06/10/12	KRW	1,000,000,000	951,744

Spain—5.88%
BBVA Senior Finance SAU, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.00%, 03/22/13(b)	EUR	200,000	286,074
BBVA Subordinated Captial SAU, Unsec. Gtd. Sub. Variable Rate Medium-Term Euro Notes, 5.75%, 03/11/18(c)	GBP	150,000	234,711
Bankia SAU, Sec. Mortgage-Backed Medium-Term Euro Bonds, 4.88%, 03/31/14	EUR	200,000	282,571
CaixaBank, Sec. Mortgage-Backed Euro Bonds, 3.13%, 09/16/13	EUR	200,000	280,162
Spain Government, Euro Bonds, 3.40%, 04/30/14	EUR	1,300,000	1,797,766
Sr. Euro Bonds, 4.00%, 04/30/20	EUR	400,000	501,973
Telefonica Emisiones SAU REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.75%, 02/07/17(b)	EUR	100,000	144,835
Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.50%, 04/01/16	EUR	100,000	150,415

			3,678,507

Supranational—9.59%
Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,875,779
European Investment Bank, Sr. Unsec. Medium-Term Euro Bonds, 4.50%, 08/12/17	SEK	4,000,000	673,923
Nordic Investment Bank, Series C, Sr. Unsec. Medium-Term Global Notes, 1.70%, 04/27/17	JPY	250,000,000	3,451,819

			6,001,521

United Kingdom—7.83%
Co-Operative Group Ltd., Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20	GBP	300,000	505,888
FCE Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 11/16/15	GBP	50,000	80,854
Infinis PLC, REGS, Sr. Sec. Euro Notes, 9.13%, 12/15/14(b)	GBP	100,000	172,379
International Power Finance 2010 PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 05/11/17(b)	EUR	150,000	248,421
ISS Financing PLC, REGS, Sec. Euro Bonds, 11.00%, 06/15/14(b)	EUR	200,000	308,237
Lloyds TSB Bank PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 4.50%, 09/15/14(b)	EUR	400,000	586,890
Royal Bank of Scotland PLC (The), Unsec. Sub. Medium-Term Euro Notes, 6.93%, 04/09/18	EUR	375,000	524,859
United Kingdom Treasury Bonds,
4.00%, 03/07/22	GBP	420,000	743,501
4.75%, 12/07/38	GBP	780,000	1,445,190
Series 8MO, Bonds, 2.50%, 08/16/13	GBP	60,000	283,116

			4,899,335

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

		Principal
		Amount	Value
United States—0.69%
Morgan Stanley, Sr. Medium-Term Euro Notes, 5.38%, 08/10/20	EUR	300,000	$432,805

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $55,428,417)			59,334,657

Asset-Backed Securities—1.15%(a)
United Kingdom—1.15%
Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 3.31%, 07/15/42(c) (Cost $739,914)	EUR	500,000	724,150

	Shares
Money Market Funds—0.36%
Liquid Assets Portfolio — Institutional Class (d)	112,162	112,162
Premier Portfolio — Institutional Class (d)	112,163	112,163

Total Money Market Funds (Cost $224,325)		224,325

TOTAL INVESTMENTS—96.30% (Cost $56,392,656)		60,283,132

OTHER ASSETS LESS LIABILITIES—3.70%		2,314,970

NET ASSETS—100.00%		$62,598,102

Investment Abbreviations:

CAD — Canadian Dollar

Ctfs. — Certificates

EUR — Euro

GBP — British Pound Sterling

Gtd. — Guaranteed

HUF — Hungarian Forint

JPY — Japanese Yen

Jr. — Junior

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

REGS — Regulation S

Sec. — Secured

SEK — Swedish Krona

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount is denominated in currency indicated.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2011 was $3,691,991, which represented 5.90% of the Fund’s Net Assets.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2011.

(d) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Total Return Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco International Total Return Fund

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Total Return Fund

     During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$—	$32,559,979	$—	$32,559,979
Foreign Government Debt Securities	—	26,774,678	—	26,774,678
Money Market Funds	224,325	—	—	224,325
Asset-Backed Securities	—	724,150	—	724,150

	$224,325	$60,058,807	$—	$60,283,132

Foreign Currency Contracts*	—	(38,168)	—	(38,168)
Futures*	24,206	—	—	24,206

Total Investments	$248,531	$60,020,639	$—	$60,269,170

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts	$242,734	$(280,902)

Interest rate risk
Futures contracts (a)	211,107	(186,901)

Total	$453,841	$(467,803)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the nine months ended July 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Futures	Foreign Currency
	Contracts *	Contracts *

Realized Gain (Loss)
Currency risk	$—	$175,899
Interest rate risk	(160,098)	—
Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$(11,728)
Interest rate risk	45,487	—

Total	$(114,611)	$164,171

*	The average notional value of futures and foreign currency contracts outstanding during the period was $17,923,792 and $15,668,535, respectively.
Invesco International Total Return Fund

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

08/12/11	Royal Bank Scotland	USD	1,510,785	GBP	930,000	$1,526,553	$15,768
08/12/11	Royal Bank Scotland	USD	1,597,444	JPY	130,000,000	1,689,129	91,685
08/12/11	State Street CA	EUR	100,000	USD	143,971	143,653	318
08/12/11	State Street CA	USD	1,859,662	JPY	150,000,000	1,948,995	89,333
08/12/11	Unicredit Banca	USD	1,390,900	EUR	1,000,000	1,436,530	45,630

							$242,734

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Depreciation

08/12/11	Citibank N.A.	CAD	300,000	USD	313,274	$313,425	$(151)
08/12/11	Royal Bank Scotland	EUR	2,438,676	USD	3,460,187	3,503,230	(43,043)
08/12/11	Royal Bank Scotland	GBP	60,000	USD	98,179	98,487	(308)
08/12/11	State Street CA	EUR	2,200,000	USD	3,145,690	3,160,365	(14,675)
08/12/11	State Street CA	GBP	870,000	USD	1,427,286	1,428,065	(779)
08/12/11	State Street CA	JPY	280,000,000	USD	3,472,571	3,638,124	(165,553)
08/12/11	State Street CA	USD	4,908,944	EUR	3,377,969	4,852,551	(56,393)

							$(280,902)

Total open foreign currency contracts							$(38,168)

Currency Abbreviations:
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
USD — U.S. Dollar
Open Futures Contracts

				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Euro-Bobl	9	September-2011/Long	$1,545,622	$6,855
Euro-Schatz	52	September-2011/Long	8,102,697	60,510
U.S. Long Bonds	4	September-2011/Long	512,500	18,000
U.S. Treasury 10 Years Notes	51	September-2011/Long	6,410,063	125,742

Subtotal			$16,570,882	$211,107

Canada 10 Years Bonds	36	September-2011/Short	(4,805,527)	(90,569)
Euro-Bonds	17	September-2011/Short	(3,184,564)	(19,006)
Japan 10 Years Bonds	25	September-2011/Short	(4,605,092)	(22,024)
Long Gilt	15	September-2011/Short	(3,080,404)	(55,302)

Subtotal			$(15,675,587)	$(186,901)

Total			$895,295	$24,206

Invesco International Total Return Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $93,461,448 and $85,020,065, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,198,368

Aggregate unrealized (depreciation) of investment securities	(281,452)

Net unrealized appreciation of investment securities	$3,916,916

Cost of investments for tax purposes is $56,366,216.
Invesco International Total Return Fund

Invesco Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	MS-PGRO-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.97%

Australia—18.97%
Australia & New Zealand Banking Group Ltd.	48,354	$1,104,721
Beach Energy Ltd.	238,692	262,047
Bendigo and Adelaide Bank Ltd.	56,234	545,509
BHP Billiton Ltd.	87,980	4,024,972
Brambles Ltd.	94,634	719,472
Caltex Australia Ltd.	36,547	428,044
Campbell Brothers Ltd.	4,448	224,978
Challenger Ltd.	96,618	518,255
Coca-Cola Amatil Ltd.	43,837	544,250
Commonwealth Bank of Australia	46,431	2,509,858
Crown Ltd.	37,445	366,976
Echo Entertainment Group Ltd. (a)	64,773	285,376
Emeco Holdings Ltd.	204,161	257,959
Iluka Resources Ltd.	34,218	667,693
Incitec Pivot Ltd.	127,183	551,957
Insurance Australia Group Ltd.	166,288	598,467
Monadelphous Group Ltd.	13,481	283,143
National Australia Bank Ltd.	72,322	1,903,617
Newcrest Mining Ltd.	15,345	666,795
Origin Energy Ltd.	54,823	883,614
QBE Insurance Group Ltd.	22,969	413,290
Ramsay Health Care Ltd.	27,350	525,264
Rio Tinto Ltd.	15,477	1,355,940
Roc Oil Co. Ltd. (a)	331,983	122,191
SMS Management & Technology Ltd.	16,063	107,302
TABCORP Holdings Ltd.	64,773	229,155
Wesfarmers Ltd.	10,465	336,659
Westpac Banking Corp.	96,337	2,157,292
Woodside Petroleum Ltd.	4,867	205,072
Woolworths Ltd.	43,997	1,301,168

		24,101,036

China—11.64%
Bank of China Ltd. -Class H	3,592,390	1,650,218
China Construction Bank Corp. -Class H	2,647,840	2,128,182
China National Materials Co. Ltd. -Class H	828,000	610,677
China Petroleum and Chemical Corp. (Sinopec) -Class H	828,000	818,518
China Shenhua Energy Co. Ltd. -Class H	358,500	1,794,079
CNOOC Ltd.	677,000	1,508,212
GOME Electrical Appliances Holdings Ltd.	2,329,160	1,097,474
Jiangxi Copper Co. Ltd. -Class H	493,000	1,743,803
Kingboard Chemical Holdings Ltd.	152,000	720,583
Nine Dragons Paper Holdings Ltd.	625,000	527,843
Tencent Holdings Ltd.	58,400	1,524,135
Weichai Power Co. Ltd. -Class H	121,000	660,955

		14,784,679

Hong Kong—2.24%
AIA Group Ltd.	244,400	896,442
Citic Pacific Ltd.	279,000	606,301
Investment Co. of China (a)(b)	100,000	0
Sands China Ltd. (a)	446,800	1,349,974

		2,852,717

India—3.06%
Bajaj Auto Ltd.	28,835	956,723
ICICI Bank Ltd.	45,000	1,052,694
Infosys Technologies Ltd.	15,000	940,585
Larsen & Toubro Ltd.	14,053	547,371
Oil and Natural Gas Corp. Ltd.	64,000	389,969

		3,887,342

Indonesia—3.20%
Astra International Tbk PT	192,000	1,588,215
Bank Mandiri Tbk PT	1,688,162	1,554,560
Harum Energy Tbk PT	489,000	556,406
Indosat Tbk PT	570,500	364,932

		4,064,113

Japan—38.30%
Amada Co. Ltd.	100,000	778,124
Astellas Pharma Inc.	29,200	1,135,434
Canon Inc.	36,800	1,789,724
Casio Computer Co. Ltd.	50,000	354,043
Dai Nippon Printing Co. Ltd.	41,000	465,864
Daicel Chemical Industries Ltd.	120,000	859,194
Daifuku Co. Ltd.	68,500	443,141
Daiichi Sankyo Co. Ltd.	42,300	875,343
Daikin Industries Ltd.	29,600	1,053,188
Denki Kagaku Kogyo Kabushiki Kaisha	168,000	812,861
East Japan Railway Co.	10,900	685,321
FamilyMart Co. Ltd.	19,400	732,603
Fuji Machine Manufacturing Co. Ltd.	11,900	250,429
FUJIFILM Holdings Corp.	33,900	1,026,166
Fujitsu Ltd.	192,000	1,132,346
Furukawa Electric Co. Ltd. (The)	185,000	796,632
Hitachi Capital Corp.	46,000	676,595
Hitachi High-Technologies Corp.	20,900	452,860
Hitachi Ltd.	196,000	1,217,780
House Foods Corp.	19,300	347,741
Kaneka Corp.	91,000	585,152
Kurita Water Industries Ltd.	22,100	642,789
Kyocera Corp.	12,800	1,369,635
Kyudenko Corp.	31,000	217,862
Lintec Corp.	25,100	697,766
Maeda Road Construction Co. Ltd.	24,000	232,268
Marubeni Corp.	148,000	1,109,432
Minebea Co. Ltd.	109,000	555,525
See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

	Shares	Value

Japan—(continued)
Mitsubishi Chemical Holdings Corp.	121,000	$946,400
Mitsubishi Corp.	69,000	1,852,183
Mitsubishi Heavy Industries Ltd.	291,000	1,359,088
Mitsui Mining & Smelting Co. Ltd.	211,000	765,940
Mitsumi Electric Co. Ltd.	33,100	321,899
Nagase & Co. Ltd.	30,400	401,029
NEC Corp.	199,000	454,975
Nifco Inc.	23,900	641,851
Nintendo Co., Ltd.	4,300	686,503
Nippon Meat Packers Inc.	31,000	432,319
Nippon Sheet Glass Co. Ltd.	182,000	581,606
Nippon Steel Corp.	75,000	252,994
Nippon Telegraph & Telephone Corp.	15,200	750,325
Nissan Motor Co., Ltd.	142,900	1,529,196
Nissha Printing Co. Ltd. (c)	8,500	153,261
Nisshinbo Holdings Inc.	40,000	394,278
Obayashi Corp.	139,000	642,816
Ono Pharmaceutical Co. Ltd.	17,500	979,800
Panasonic Corp.	85,800	1,020,915
Ricoh Co. Ltd.	62,000	670,096
Rohm Co. Ltd.	10,600	619,641
Ryosan Co. Ltd.	12,900	280,019
Sanki Engineering Co. Ltd.	32,000	185,022
Sanwa Holdings Corp.	128,000	449,965
Sekisui Chemical Co. Ltd.	104,000	963,263
Sekisui House Ltd.	42,000	401,725
Shin-Etsu Polymer Co. Ltd.	54,300	292,027
Sony Corp.	31,400	792,855
Sumitomo Metal Mining Co., Ltd.	28,000	496,401
Suzuki Motor Corp.	40,300	936,043
TDK Corp.	16,000	827,576
Teijin Ltd.	158,000	707,023
Toho Co. Ltd.	12,700	221,235
Toshiba Corp.	256,000	1,334,443
Toyo Ink Manufacturing Co. Ltd.	90,000	426,237
Toyoda Gosei Co. Ltd.	17,700	389,275
Toyota Motor Corp.	36,300	1,485,769
Tsubakimoto Chain Co.	92,000	593,972
Yamaha Corp.	41,800	497,975
Yamaha Motor Co. Ltd. (a)	32,900	637,086

		48,670,844

Malaysia—0.93%
IJM Corp Berhad	554,700	1,177,231

Singapore—1.84%
Keppel Corp. Ltd.	125,500	1,150,689
SembCorp Industries Ltd.	282,000	1,183,731

		2,334,420

South Korea—6.50%
CJ CheilJedang Corp.	3,458	1,003,869
Honam Petrochemical Corp.	2,749	1,124,498
Hyundai Department Store Co., Ltd.	1,377	240,371
Hyundai Mobis	3,509	1,265,020
Hyundai Motor Co.	5,569	1,239,257
LG Chem Ltd.	1,892	842,126
Mando Corp.	6,482	1,282,170
S-Oil Corp.	5,456	768,951
Samsung Electronics Co., Ltd.	619	494,839

		8,261,101

Taiwan—8.54%
Cheng Shin Rubber Industry Co., Ltd.	387,000	1,160,048
Chipbond Technology Corp.	619,000	719,668
Chroma ATE Inc.	294,280	739,346
Formosa Plastics Corp.	312,000	1,173,095
Foxconn Technology Co. Ltd.	307,000	1,414,943
Fubon Financial Holding Co. Ltd.	1,141,000	1,858,371
Gigabyte Technology Co., Ltd.	997,000	1,112,499
Taiwan Fertilizer Co., Ltd.	325,000	1,160,030
Taiwan Semiconductor Manufacturing Co. Ltd.	607,143	1,514,859

		10,852,859

Thailand—1.60%
Bangchak Petroleum Public Company Ltd.	922,000	694,813
Kasikornbank PCL -NVDR	157,400	741,383
Major Cineplex Group PLC	1,097,100	602,732

		2,038,928

United Kingdom—1.15%
Standard Chartered PLC	57,200	1,461,241

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—97.97% (Cost $113,965,218)		124,486,511

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.69%
Liquid Assets Portfolio — Institutional Class (Cost $2,145,375)(d)(e)	2,145,375	2,145,375

TOTAL INVESTMENTS—99.66% (Cost $116,110,593)		126,631,886

OTHER ASSETS LESS LIABILITIES—0.34%		430,012
NET ASSETS—100.00%		$127,061,898

Investment Abbreviations:

NVDR	— Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2011 represented 0.00% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Pacific Growth Fund

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Pacific Growth Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$4,958,035	$19,143,001	$—	$24,101,036
China	—	14,784,679	—	14,784,679
Hong Kong	—	2,852,717	0	2,852,717
India	389,969	3,497,373	—	3,887,342
Indonesia	—	4,064,113	—	4,064,113
Japan	17,016,472	31,654,372	—	48,670,844
Malaysia	1,177,231	—	—	1,177,231
Singapore	—	2,334,420	—	2,334,420
South Korea	3,791,430	4,469,671	—	8,261,101
Taiwan	10,852,859	—	—	10,852,859

Invesco Pacific Growth Fund

	Level 1*	Level 2*	Level 3	Total

Thailand	—	2,038,928	—	2,038,928
United Kingdom	—	1,461,241	—	1,461,241
United States	2,145,375	—	—	2,145,375

	$40,331,371	$86,300,515	$—	$126,631,886

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $96,526,524 and $110,503,821, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,543,717
Aggregate unrealized (depreciation) of investment securities	(6,814,116)

Net unrealized appreciation of investment securities	$6,729,601

Cost of investments for tax purposes is $119,902,285.
Invesco Pacific Growth Fund

Invesco Small Companies Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	SCO-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—71.41%

Advertising—1.85%
Arbitron Inc.	322,819	$12,628,679

Aluminum—0.03%
Cymat Technologies Ltd. (Canada)(b)	2,497,500	222,221

Apparel Retail—0.45%
Collective Brands, Inc. (b)	259,600	3,058,088

Apparel, Accessories & Luxury Goods—0.32%
Hampshire Group, Ltd. (b)(c)	592,824	2,193,449

Automotive Retail—1.99%
Lithia Motors, Inc.—Class A	656,764	13,555,609

Biotechnology—1.08%
Grifols S.A.—ADR (Spain)(b)	924,890	7,366,749

Commodity Chemicals—2.28%
Chemtrade Logistics Income Fund (Canada)(c)	1,045,784	15,588,783

Computer Storage & Peripherals—4.21%
Synaptics Inc. (b)	1,167,800	28,692,846

Data Processing & Outsourced Services—7.91%
Alliance Data Systems Corp. (b)	375,500	36,926,670
Lender Processing Services, Inc.	906,300	17,065,629

		53,992,299

Diversified Chemicals—2.95%
Solutia Inc. (b)	937,800	20,106,432

Electric Utilities—3.79%
Generac Holdings, Inc. (b)	1,394,958	25,876,471

Electronic Manufacturing Services—2.37%
Smart Modular Technologies (WWH), Inc. (b)(c)	1,796,174	16,165,566

Health Care Equipment—7.40%
Kinetic Concepts, Inc. (b)	754,400	50,499,536

Health Care Supplies—5.78%
Alere, Inc. (b)	860,700	25,382,043
Cooper Cos., Inc. (The)	184,124	14,083,645

		39,465,688

Internet Retail—1.66%
Nutrisystem, Inc.	760,200	$11,357,388

IT Consulting & Other Services—1.19%
NCI, Inc.—Class A (b)	379,001	8,140,941

Leisure Products—1.89%
MEGA Brands Inc. (Canada)(b)(c)	1,167,938	10,660,961
MEGA Brands Inc. —Wts. Expiring 03/30/15 (Canada)(b)	12,488,000	2,222,296

		12,883,257

Oil & Gas Exploration & Production—0.00%
Brompton Corp. (Canada) (b)	69,374	0

Publishing—4.35%
John Wiley & Sons, Inc.—Class A	592,558	29,663,454

Real Estate Services—4.76%
FirstService Corp. (Canada)(b)	901,100	32,476,576

Semiconductors—8.20%
Advanced Analogic Technologies, Inc. (b)(c)	2,454,000	14,846,700
International Rectifier Corp. (b)	1,600,238	41,110,114

		55,956,814

Technology Distributors—5.40%
Brightpoint, Inc. (b)(c)	4,053,096	36,842,643

Trucking—1.55%
Con-way Inc.	288,162	10,552,492

Total Common Stocks & Other Equity Interests (Cost $440,045,069)		487,285,981

Principal
Amount
Non—U.S. Dollar Denominated Bonds & Notes—1.01%
Leisure Products—1.01%
MEGA Brands Inc. (Canada)—Class A, Sr. Sec. Gtd. Deb., 10.00%, 03/31/15 (d) (Cost $6,082,213)	CAD 6,244,000	6,920,166

Shares
Preferred Stock—0.28%

Real Estate Services—0.28%
FirstService Corp. (Canada)—Series 1, 7.00% Pfd. (Cost $1,880,000)	75,200	1,898,800
See accompanying notes which are an integral part of this schedule.
Invesco Small Companies Fund

	Shares	Value

Money Market Funds—29.42%
Liquid Assets Portfolio—Institutional Class (e)	100,358,919	$100,358,919
Premier Portfolio—Institutional Class (e)	100,358,918	100,358,918

Total Money Market Funds (Cost $200,717,837)		200,717,837

TOTAL INVESTMENTS—102.12% (Cost $648,725,119)		696,822,784

OTHER ASSETS LESS LIABILITIES—(2.12)%		(14,490,251)

NET ASSETS—100.00%		$682,332,533

Investment Abbreviations:

ADR	— American Depositary Receipt

CAD	— Canadian Dollar

Deb.	— Debentures

Gtd.	— Guaranteed

Pfd.	— Preferred

Sec.	— Secured

Sr.	— Senior

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2011 was $96,298,102, which represented 14.11% of the Fund’s Net Assets. See Note 3.

(d)	Foreign denominated security. Principal amount is denominated in currency indicated.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Small Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over—the—counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open—end and closed—end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open—end and closed—end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution—size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short—term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Companies Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex—dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed—upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Small Companies Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$689,902,618	$—	$0	$689,902,618
Corporate Debt Securities	—	6,920,166	—	6,920,166

Total Investments	$689,902,618	$6,920,166	$0	$696,822,784

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/10	at Cost	from Sales	(Depreciation)	Gain	07/31/11	Income

Advanced Analogic Technologies, Inc.	$9,227,040	$—	$—	$5,619,660	$—	$14,846,700	$—
Brightpoint, Inc.	20,073,530	11,895,462	(30,934)	4,893,629	10,956	36,842,643	—
Chemtrade Logistics Income Fund (a)	20,502,092	—	(8,073,112)	(397,874)	3,557,677	15,588,783	943,734
Hampshire Group, Ltd.	2,371,296	—	—	(177,847)	—	2,193,449	—
MEGA Brands Inc.	9,945,339	3,711,457	—	(2,995,835)	—	10,660,961	—
Smart Modular Technologies (WWH) Inc. (b)	33,444,531	—	(25,002,952)	6,140,450	1,583,537	16,165,566	—

Total	$95,563,828	$15,606,919	$(33,106,998)	$13,082,183	5,152,170	$96,298,102	$943,734

(a)	As of April 30, 2011, the security is no longer considered to be an affiliate of the Fund.

(b)	As of July 31, 2011, the security is no longer considered to be an affiliate of the Fund.
Invesco Small Companies Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short—term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $104,806,002 and $139,259,224, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period—end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$118,473,350
Aggregate unrealized (depreciation) of investment securities	(74,333,993)

Net unrealized appreciation of investment securities	$44,139,357

Cost of investments for tax purposes is $652,683,427.
Invesco Small Companies Fund

Invesco Van Kampen Global Tactical Asset
Allocation Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	VK-GTAA-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—59.90%

Australia—1.96%
BHP Billiton Ltd.	3,147	$143,971
Campbell Brothers Ltd.	1,345	68,029
Coal & Allied Industries Ltd.	241	27,149
Iluka Resources Ltd.	4,028	78,598
Rio Tinto Ltd.	1,197	104,869

		422,616

Austria—1.81%
Andritz AG	1,875	181,341
Voestalpine AG	4,054	210,008

		391,349

Canada—3.63%
ATCO Ltd. -Class I	1,100	70,931
BCE, Inc.	6,300	240,446
Canadian Imperial Bank of Commerce	600	45,837
George Weston Ltd.	1,500	104,103
IGM Financial, Inc.	3,800	191,332
National Bank of Canada	1,500	116,272
Tim Hortons, Inc.	300	14,399

		783,320

Denmark—0.50%
Novo Nordisk A/S -Class B	878	107,538

Finland—0.89%
Fortum Oyj	5,089	134,344
UPM-Kymmene Oyj	780	12,165
Wartsila OYJ	1,573	45,122

		191,631

France—0.79%
Arkema S.A.	1,319	129,172
Vivendi S.A.	1,761	41,997

		171,169

Germany—1.25%
Deutsche Lufthansa AG	5,078	102,524
Kabel Deutschland Holding A.G. (a)	2,351	132,653
Suedzucker AG	981	34,621

		269,798

Greece—0.60%
OPAP S.A.	6,612	109,742
Public Power Corp. S.A.	1,530	18,842

		128,584

Hong Kong—0.82%
Cheung Kong (Holdings) Ltd.	8,000	121,940
SJM Holdings Ltd.	22,000	55,630

		177,570

Italy—1.50%
Enel S.p.A.	3,401	19,527
Eni S.p.A.	9,693	210,173
Terna — Rete Elettrica Nazionale S.p.A.	20,763	93,969

		323,669

Japan—5.69%
Asahi Glass Co., Ltd.	22,000	254,712
Fuji Heavy Industries Ltd.	33,000	265,308
Mitsubishi UFJ Financial Group, Inc.	26,800	136,251
Mitsui & Co., Ltd.	1,200	22,645
Mizuho Financial Group, Inc.	77,600	127,819
Sankyu, Inc.	6,000	28,994
Sumitomo Mitsui Financial Group, Inc.	2,500	78,929
Takeda Pharmaceutical Co., Ltd.	5,900	281,927
Tokio Marine Holdings, Inc.	1,000	29,553

		1,226,138

Macau—0.59%
Wynn Macau Ltd.	36,000	126,266

Netherlands—0.11%
STMicroelectronics N.V.	3,103	24,353

New Zealand—0.93%
Telecom Corp. of New Zealand Ltd.	87,429	200,827

Portugal—0.58%
Jeronimo Martins, SGPS, S.A.	6,404	125,018

Singapore—0.14%
UOL Group Ltd.	7,000	29,998

Spain—0.52%
Banco Santander S.A.	10,713	111,800

Sweden—2.77%
Nordea Bank A.B.	10,740	113,903
Saab A.B. -Class B	5,560	121,288
Skandinaviska Enskilda Banken A.B. -Class A	9,629	73,143
Swedish Match A.B.	7,756	288,011

		596,345

Switzerland—0.86%
Allied World Assurance Co. Holdings AG	1,114	60,657
Banque Cantonale Vaudoise	144	91,166

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Global Tactical Asset Allocation Fund

	Shares	Value

Switzerland—(continued)
GAM Holding AG (a)	1,129	$17,467
Swiss Life Holding AG(a)	110	16,282

		185,572

United Kingdom—3.94%
AstraZeneca PLC	4,166	202,451
BHP Billiton PLC	5,263	197,768
BT Group PLC	5,724	18,762
Next PLC	2,445	94,925
Prudential PLC	1,599	17,978
Rio Tinto PLC	3,094	216,019
Royal Dutch Shell PLC — Class A	1,183	43,112
Royal Dutch Shell PLC -Class B	1,576	57,563

		848,578

United States—30.02%
Activision Blizzard, Inc.	15,200	179,968
American Capital Ltd. (a)	7,800	75,426
Amgen, Inc. (a)	5,100	278,970
Apollo Group, Inc. -Class A (a)	3,000	152,490
Biogen Idec, Inc. (a)	600	61,122
Capital One Financial Corp.	1,300	62,140
Cardinal Health, Inc.	3,000	131,280
Chevron Corp.	3,400	353,668
Citigroup, Inc.	3,810	146,075
Coca-Cola Enterprises, Inc.	3,100	87,141
ConocoPhillips	4,000	287,960
Dell Inc. (a)	8,200	133,168
Discover Financial Services	1,700	43,537
Domtar Corp.	2,700	215,865
Dr. Pepper Snapple Group, Inc.	1,900	71,744
Eli Lilly and Co.	800	30,640
Exxon Mobil Corp.	4,300	343,097
Forest Laboratories, Inc. (a)	1,200	44,472
Humana, Inc.	1,200	89,496
IAC/InterActiveCorp (a)	6,900	285,591
International Business Machines Corp.	2,000	363,700
ITT Educational Services, Inc. (a)	300	25,701
JPMorgan Chase & Co.	4,900	198,205
KBR, Inc.	3,900	139,035
KeyCorp	11,600	93,264
Limited Brands, Inc.	5,900	223,374
M&T Bank Corp.	1,200	103,488
Macy’s, Inc.	1,400	40,418
Microsoft Corp.	12,500	342,500
Motorola Solutions, Inc.	5,900	264,851
Northrop Grumman Corp.	2,000	121,020
Pfizer, Inc.	8,500	163,540
Philip Morris International, Inc.	4,500	320,265
PPG Industries, Inc.	500	42,100
Sprint Nextel Corp. (a)	35,400	149,742
Travelers Cos., Inc. (The)	4,400	242,572
UnitedHealth Group, Inc.	4,600	228,298
Valero Energy Corp.	900	22,608
Verizon Communications, Inc.	7,000	247,030
Vishay Intertechnology, Inc. (a)	4,800	66,096

		6,471,657

Total Common Stocks & Other Equity Interests (Cost $11,496,850)		12,913,796

Investment Companies—5.48%
iShares Barclays 3-7 Year Treasury Bond -Series D	1,330	158,656
iShares MSCI EAFE Index Fund	5,650	331,373
SPDR Barclays Capital International Treasury Bond ETF	5,750	360,295
SPDR S&P 500 ETF Trust	2,570	331,658

Total Investment Companies (Cost $1,150,520)		1,181,982

U.S. Treasury Security—4.64%
U.S. Treasury Bills ($1,000,000 par, yielding 0.12%, 01/26/12 maturity) (Cost $999,402)		999,272

Money Market Funds—26.32%
Liquid Assets Portfolio — Institutional Class (b)	2,836,934	2,836,934
Premier Portfolio — Institutional Class (b)	2,836,934	2,836,934

Total Money Market Funds (Cost $5,673,868)		5,673,868

TOTAL INVESTMENTS—96.34% (Cost $19,320,640)		20,768,918

OTHER ASSETS LESS LIABILITIES—3.66%		789,995
NET ASSETS—100.00%		$21,558,913

Investment Abbreviations:

ETF	— Exchange-Traded Fund

SPDR	— Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Global Tactical Asset Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quote provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent
Invesco Van Kampen Global Tactical Asset Allocation Fund

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen Global Tactical Asset Allocation Fund

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A
Invesco Van Kampen Global Tactical Asset Allocation Fund

liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

I.	Other Risks -The Fund may invest in affiliated mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) or unaffiliated exchange-traded funds (“underlying funds”). Each of the underlying funds in which the Fund invests has its own investment risks and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities
Australia	$105,747	$316,869	$—	$422,616
Austria	—	391,349	—	391,349
Canada	783,320	—	—	783,320
Denmark	107,538	—	—	107,538
Finland	—	191,631	—	191,631
France	129,172	41,997	—	171,169
Germany	235,177	34,621	—	269,798
Greece	128,584	—	—	128,584
Hong Kong	—	177,570	—	177,570
Italy	—	323,669	—	323,669

Invesco Van Kampen Global Tactical Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Japan	58,547	1,167,591	—	1,226,138
Macau	—	126,266	—	126,266
Netherlands	—	24,353	—	24,353
New Zealand	—	200,827	—	200,827
Portugal	—	125,018	—	125,018
Singapore	29,998	—	—	29,998
Spain	—	111,800	—	111,800
Sweden	—	596,345	—	596,345
Switzerland	60,657	124,915	—	185,572
United Kingdom	—	848,578	—	848,578
United States	13,327,507	—	—	13,327,507
U.S. Treasury Security	—	999,272	—	999,272

	$14,966,247	5,802,671	$—	$20,768,918

Foreign Currency Contracts*	—	(45)	—	(45)
Futures Contracts*	238,595	—	—	238,595
Swap Agreements*	—	145,810	—	145,810

Total Investments	$15,204,842	$5,948,436	$—	$21,153,278

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk	$7,764	$(7,809)
Foreign currency contracts
Equity risk	79,018	(8,379)
Futures contracts (a)
Interest rate risk	167,956	—
Futures contracts (a)
Swap agreements	145,810	—

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the nine months ended July 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:
Invesco Van Kampen Global Tactical Asset Allocation Fund

	Location of Gain (Loss) on Statement of Operations
		Swap	Foreign Currency
	Futures *	Agreements *	Contracts *

Realized Gain (Loss)
Currency risk	$—	$—	$(22,303)
Equity risk	33,319	—	—

Interest rate risk	4,440	50,027	—

Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$—	$17,173
Equity risk	28,041	—	—
Interest rate risk	181,625	96,662	—

Total	$247,425	$146,689	$(5,130)

*	The average value of futures, swap agreements and foreign currency contracts outstanding during the period was $8,984,637 , $5,932,766 and $936,769, respectively.

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contracts	Contracts	Commitment	Value	(Depreciation)

Canada 10 Year Bond	18	September 2011/Long	$2,402,764	$71,002
CAC 40 10 Euro Index	5	August 2011/Long	263,941	(6,554)
German Euro Bond	4	September 2011/Long	749,309	30,628
Russell 2000 Muni Index	7	September 2011/Long	556,850	9,098
U.S. Treasury 10 Year Notes	8	September 2011/Long	1,005,500	31,858
UK Long Gilt Bond	4	September 2011/Long	821,441	34,468

Subtotal			$5,799,805	$170,500

Amsterdam Index	3	August 2011/Short	282,457	1,926
ASX SPI 200 Index	3	September 2011/Short	360,676	20,281
FTSE MIB Index	1	September 2011/Short	132,420	14,860
Hang Seng China Enterprises Index	3	August 2011/Short	237,519	1,779
Hang Seng Index	2	August 2011/Short	286,449	(726)
MSCI Taiwan Index	10	August 2011/Short	299,600	2,168
S&P 500 E-Muni Index	8	September 2011/Short	515,360	6,366
S&P TSE 60 Index	2	September 2011/Short	306,584	12,812
SFX MSCI Singapore Index	5	August 2011/Short	302,882	(1,099)
SGX S&P CNX Nifty Index	21	August 2011/Short	230,601	9,728

Subtotal			$2,954,548	$68,095

Total			$8,754,353	$238,595

Open Foreign Currency Contracts
Settlement	Contract to					Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

9/9/2011	Goldman Sachs	TWD	4,300,000	USD	150,898	$(149,451)	$1,448
9/9/2011	Goldman Sachs	USD	219,443	INR	10,000,000	225,505	6,062
9/9/2011	Goldman Sachs	USD	22,297	INR	1,000,000	22,550	254

							$7,764

Invesco Van Kampen Global Tactical Asset Allocation Fund

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

9/9/2011	Goldman Sachs	TWD	7,200,000	USD	249,135	$(250,243)	$(1,108)
9/9/2011	Goldman Sachs	USD	708,772	TWD	20,200,000	702,071	(6,701)
							$(7,809)

Total open foreign currency contracts							$(45)

Currency Abbreviations:
INR — Indian Rupee
TWD — New Taiwan Dollar
USD — U.S. Dollar

Open Swap Agreements
			Notional
		Expiration	Amount
Reference Entity	Counterparty	Date	(000)	Value

J.P. Morgan Global Government Bond Index	J.P. Morgan Chase Bank, N.A.	June 2012	5,969	$145,810
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $12,766,814 and $14,698,994, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,611,414
Aggregate unrealized (depreciation) of investment securities	(186,263)

Net unrealized appreciation of investment securities	$1,425,151

Cost of investments for tax purposes is $19,343,767.
Invesco Van Kampen Global Tactical Asset Allocation Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date:	September 29, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date:	September 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date:	September 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.